Submission	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0000002488
Registrant Name	Advanced Micro Devices, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES